Short Term Loans (Details Narrative) (CAD)	Apr. 30, 2012	Nov. 02, 2010	Oct. 27, 2010
Notes to Financial Statements
Loan proceeds, USD		50,000	60,000
Convertible Loan amount	2,000,000
Short term loans	123,626
Balance due and payable, USD	110,000